Schedule II - Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance For Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 20		$ 22		$ 24
Charged to Costs and Expenses	30		41		32
Charged to Other Accounts	2	[1]		[1]		[1]
Deductions	35	[2]	43	[2]	34	[2]
Balance at End of Period	17		20		22
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	1		1
Charged to Costs and Expenses	1				1
Charged to Other Accounts
Deductions
Balance at End of Period	$ 2		$ 1		$ 1

[1]	Uncollectible account reserve associated with receivables purchased by Ameren Illinois from alternative retail electric suppliers as required by the Illinois Public Utility Act.
[2]	Uncollectible accounts charged off, less recoveries.